SAFE Notes (Details)	11 Months Ended
Dec. 31, 2018 USD ($)
SAFE Notes
Amount raised	$ 1,225,000
Adjusted Purchase Amount, Non-compounding rate per year (as a percent)	5.00%
Adjusted Purchase Amount, discount rate (as a percent)	20.00%